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                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                               DATED MAY 1, 2004

PORTFOLIO MERGERS

            On December 14, 2004, the Board of Trustees approved the following portfolio mergers:
            1.      Strategic Growth Trust             into         U.S. Global Leaders Growth Trust
            2.      Small Company Blend Trust          into         Small Cap Opportunities Trust
            3.      Overseas Trust                     into         International Value Trust
            4.      Equity Index Trust                 into         500 Index Trust B*
            5.      Diversified Bond Trust             into         Active Bond Trust*
            7.      Aggressive Growth Trust            into         Mid Cap Stock Trust

       *The 500 Index Trust B and the Active Bond Trust are new portfolios. The Trust has filed a post-effective amendment to register the shares of these portfolios. It does not intend to sell any shares of these portfolios prior to the effective time of the mergers except for sales to the Lifestyle Trusts.

                The proposal to merge these portfolios will be presented to shareholders of acquired portfolios at a meeting of shareholders to be held on March 1, 2005. If the merger is approved by shareholders, it is expected that the mergers will take place immediately after the close of business on April 29, 2005. The record date for the shareholder meeting is December 31, 2004.

MID CAP STOCK

       The portfolio may invest up to 15% of its assets in foreign securities. Previously, the portfolio was authorized to invest up to 10% of its assets in foreign securities.

NAME OF TRUST

Effective January 1, 2005, the name of the Trust will change to "John Hancock Trust."


POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

     http://www.manulifeusa.com/Marketing/Portfolio/PortfolioIndexPage.aspx


VALUATION OF SECURITIES

The disclosure regarding the valuation of portfolio securities under "Purchases and Redemption of Shares" is amended and restated as follows:

         Valuation of Securities. Securities held by each of the portfolios, except securities held by the Money Market and Lifestyle Trusts and money market instruments with remaining maturities of 60 days or less, are


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valued at their market value if market quotations are readily available.
Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

         Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

         In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

         For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

         Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

    All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis. Underlying Portfolio shares held by the Lifestyle Trusts and by the American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust (the "MIT American Funds") are valued at their net asset value. The MIT American Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 15, 2004.

              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2004

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

         It is the policy of the Trust to provide Nonpublic Information (as defined below) regarding Trust portfolio holdings to Nonaffiliated Persons (as defined below) of the Trust only in the limited circumstances noted below. It is also the policy of the Trust only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trust considers Nonpublic Information regarding Trust portfolio holdings to be confidential and the intent of the Trust's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Trust shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trust, (b) the Trust's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Trust's custodian and (e) the Trust's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

         Subject to the pre-approval of the Trust's Chief Compliance Officer, the Trust or its adviser principal underwriter or any of its subadviser (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

         1.  RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

         2.  VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

         3.  PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

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         4.  COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

         5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the adviser, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

         6.  OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

         The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed below under "Pre-Approved Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

         In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

RESOLUTION OF CONFLICTS OF INTEREST

If the Trust or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Trust.


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POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

         If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

   1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
   2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
   3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

TRUST PORTFOLIO HOLDINGS CURRENTLY POSTED ON A WEBSITE

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

     http://www.manulifeusa.com/Marketing/Portfolio/PortfolioIndexPage.aspx

CHANGES IN POLICY

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Trust portfolio holdings must be approved by the Trust Board of Trustees.

REPORTS TO THE TRUST'S BOARD OF TRUSTEES

The CCO shall report any material issues that may arise under this policy to the Trust Board of Trustees.

APPLICABILITY OF POLICY TO THE TRUST'S ADVISER AND SUBADVISERS

This policy shall apply to the Trust's Adviser and each of its subadvisers.

APPLICABILITY OF POLICY TO THE TRUST'S ADVISER AND SUBADVISERS

This policy shall apply to the Trust's Adviser and each of its subadvisers.

PRE-APPROVED AFFILIATED PERSONS

I. Employees* of The Manufacturers Life Insurance Company (U.S.A.) or The Manufacturers Life Insurance Company of New York who are subject to the Code of Ethics of the Trust, the Trust's investment adviser, Manufacturers Securities Services LLC or the Trust's principal underwriter, Manulife Financial Securities LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Trust.

III. Employees* of the Trust's custodian who provide services to the Trust.

IV. Employees* and partners of the Trust's certified public accounting firm who provide services to the Trust.

*Includes temporary employees

               THE DATE OF THIS SUPPLEMENT IS DECEMBER 15, 2004.